GOODWILL (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
GOODWILL (Details) [Line Items]
Goodwill impairment		$ 1,682	$ 1,682		[1]
Good will	18,508		18,508	20,190		$ 18,508
Non-Cannabinoid [Member]
GOODWILL (Details) [Line Items]
Goodwill impairment		1,682	1,682
Good will				$ 1,682
Discounted Future Cash Flow [Member]
GOODWILL (Details) [Line Items]
Impairment analysis, weighted-average cost of capital		19.00%	19.00%
Impairment analysis, perpetual growth rate		2.00%	2.00%

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020 and on the reclassification adjustment as of December 31, 2019.